Income Tax - Summary of Tax Loss Carryforwards (Detail) - Argentina [member] $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 21,575
Tax loss carryforwards at the expected recovery date [member] | 2018 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2014
Date of expiration	2019
Jurisdiction	Argentina
Amount	$ 300
Tax loss carryforwards at the expected recovery date [member] | 2019 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2015
Date of expiration	2020
Jurisdiction	Argentina
Amount	$ 2,700
Tax loss carryforwards at the expected recovery date [member] | 2020 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2016
Date of expiration	2021
Jurisdiction	Argentina
Amount	$ 796
Tax loss carryforwards at the expected recovery date [member] | 2021 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2017
Date of expiration	2022
Jurisdiction	Argentina
Amount	$ 3,418
Tax loss carryforwards at the expected recovery date [member] | 2022 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2018
Date of expiration	2023
Jurisdiction	Argentina
Amount	$ 14,361